Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 040
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF PLAN
The following description of the Louisiana-Pacific ("LP") 401(k) and Profit Sharing Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for detailed information. All dollar amounts are shown in millions unless otherwise noted, except share amounts.
General - The Plan was initially adopted in 2000 and amended and restated effective August 1, 2024. The Plan is a defined contribution plan covering all U.S. salaried and hourly employees of Louisiana-Pacific Corporation (the “Company” or “LP”), except those members of a collective bargaining unit, certain temporary or leased employees, and nonresident aliens who receive no U.S. source income. The Plan is designed to comply with applicable provisions of the Internal Revenue Code (the “IRC”) and the Employee Retirement Income Security Act of 1974 ("ERISA") as amended. Any employee noted above may become a participant immediately upon hire. The Plan is administered by an administrative committee (the “Plan Administrator”) comprised of a minimum of three members appointed by LP.
Contributions - Contributions to the Plan include (i) compensation reduction contributions authorized by participants, (ii) non-discretionary matching contributions made by LP, (iii) discretionary profit-sharing contributions made by LP, and (iv) participant rollovers from other qualified plans or conduit Individual Retirement Arrangements.
Participants may elect to contribute a pre-tax and/or Roth percentage of their compensation to the Plan each year, subject to limitations, as defined in the Plan document and set by the IRC. Pre-tax contributions are excluded from the participant's taxable income for federal income tax purposes until received as a withdrawal or distribution from the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan or elect a different percentage for their contribution. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation and their contributions invested in an age-appropriate target fund until changed by the participant. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.
LP matches contributions at 100% of the first 4% and 50% of the next 2% of eligible compensation deferred. LP can also make a discretionary profit sharing contribution. During the year ended December 31, 2025 and 2024, discretionary profit-sharing contributions were $6.2 million and $7.3 million, respectively. Participants may direct the investment of their contributions and the employer contributions into various investment options offered by the Plan. Participants must be employed on the last day of the Plan year to receive profit-sharing contributions.
Participant Accounts - Individual accounts are maintained for each participant of the Plan. Each participant's account is credited with the participant's contribution, the Company's non-discretionary matching contribution, and allocations of the Company's discretionary profit sharing contribution and Plan earnings. Allocations are based on participant earnings or account balances, as defined by the plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Investments - Participants direct the investment of their contributions into various investment options offered by the Plan.
Vesting - Participants are immediately 100% vested in their own contributions and in employer matching contributions.
A participant shall become fully vested in profit sharing contributions to the Plan upon the first of the following events to occur while employed by LP:
•Completion of three years of service
•Death
•Attainment of age 65
•Involuntary termination due to job elimination
Payment of Benefits - Participants become eligible upon the occurrence of any one of the following:
•Normal retirement of the participant at age 65
•Death of the participant
•Termination of employment
•Age 59 1/2 (distribution restricted to pre-tax elective account and Roth elective account)
On termination of service, a participant may generally elect to receive either a lump-sum amount equal to the value of the participant's vested interest in his or her account or installment payments. If the participant has an account balance less than $5,000, installment payments or partial distributions are not permitted, and distribution to a participant or beneficiary will be made in a lump-sum or distributed to an IRA.
Notes Receivable from Participants - Participants may borrow from their fund accounts up to a maximum of $50 thousand or 50% of their vested account balance, whichever is less, for a period of no more than four years. The loans are secured by the balance in the participant's account and bear interest at rates commensurate with the prime rate plus 1% at the time funds are borrowed as determined by the Plan Administrator. At December 31, 2025, interest rates ranged from 4.25% to 9.50%. Principal and interest are paid ratably through payroll deductions or as a lump-sum for the outstanding loan balance.
Hardship Withdrawals - No amounts may be withdrawn from a salary deferral account before a participant terminates employment with LP or attains the age of 59 1/2, except by reason of financial hardship as outlined in the plan document. Participants may withdraw all or part of their pre-tax 401(k) contributions, Roth 401(k) contributions, or post-1988 income on 401(k) contributions.
Forfeited Accounts - When certain terminations of participation in the Plan occur, the non-vested portion of the participant's account, as defined by the Plan, represents a forfeiture. Forfeitures may be used to pay Plan expenses or be used to offset the amount LP would have otherwise contributed to the Plan. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $0.4 million and $0.3 million, respectively. These forfeitures will be used to reduce future employer contributions and/or pay Plan administrative expenses. During the years ended December 31, 2025 and 2024, employer contributions were reduced by $0.3 million and $1.0 million from forfeited non-vested accounts, respectively.
Administrative Expenses - Certain administrative expenses of the Plan are paid by the Plan as provided in the Plan document. Participants with more than one year of service are assessed a quarterly fee to offset Plan expenses. During the years ended December 31, 2025 and 2024, administrative expenses of $0.4 million were paid by participants. Investment income is reported net of management fees and operating expenses.